Information about Geographic Areas	3 Months Ended
Mar. 31, 2016
Segment Reporting [Abstract]
Information about Geographic Areas

11. Information about Geographic Areas

Revenues from external customers attributable to foreign countries totaled $6,868 and $6,442 for the three months ended March 31, 2016 and 2015, respectively. Net carrying value of long lived assets located in foreign countries totaled $5,719 and $5,613 as of March 31, 2016 and December 31, 2015, respectively. All other revenues from external customers and long lived assets relate to domestic operations.